NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2020
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Redeemable/Exchangeable Partnership Units and Special LP Units(1)	$11,921	$13,200
Exchange LP Units(1)	78	87
FV LTIP units of the Operating Partnership(1)	52	35
BPYU Units(1)	1,506	1,930
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,994	3,017
Non-controlling interests in subsidiaries and properties	12,375	12,953
Total interests of others in operating subsidiaries and properties	15,384	15,985
Total non-controlling interests	$28,941	$31,237
(1)  Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the Redeemable/Exchangeable Units and Exchange LP Units changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Condensed Consolidated Statement of Changes in Equity.
Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
BPO(1)	Canada	—%	—%	$4,715	$4,808
BPR Retail Holdings LLC(2)	United States	—%	—%	1,625	1,787
BSREP CARS Sub-Pooling LLC(3)	United States	74%	71%	1,000	973
BSREP II PBSA Ltd.(3)	Bermuda	75%	75%	849	791
BSREP II MH Holdings LLC(3)	United States	74%	74%	846	773
Center Parcs UK(3)	United Kingdom	73%	73%	538	675
BSREP II Aries Pooling LLC(3)	United States	74%	74%	532	554
BSREP II Retail Upper Pooling LLC(3)	United States	50%	50%	526	541
BSREP II Korea Office Holdings Pte. Ltd.(3)	South Korea	78%	78%	540	484
BSREP India Office Holdings Pte. Ltd.(3)	United States	67%	67%	341	403
Other	Various	33% - 84%	18% - 76%	3,872	4,196
Total				$15,384	$15,985
(1)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)Includes non-controlling interests in BPYU subsidiaries.
(3)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.